                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2000

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ MARK D. LERNER          BALTIMORE, MARYLAND       11/14/00
           ------------------          -------------------       --------
              [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    $860,653
                          (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2        COLUMN 3     COLUMN 4             COLUMN 5
  ---------------    --------------     --------     --------    -----------------------
                                                       VALUE     SHRS OR     SH/    PUT/
   NAME OF ISSUER    TITLE OF CLASS       CUSIP      (x$1000)     PRN AMT    PRN    CALL
   --------------    --------------       -----      --------     -------    ---    ----
3 COM                 COMMON          885535104         5,407     281,800     SH

ABBOTT LAB            COMMON          002824100         2,029      42,660     SH

ALCATEL ASTHOM        COMMON          013904305        19,016     302,446     SH

ALCOA INC.            COMMON          013817101        11,057     436,804     SH

ALTEON WEBSYSTEMS     COMMON          02145A109        19,554     180,400     SH

APPLIED MATERIALS     COMMON          038222105         6,213     105,198     SH

BESTFOODS             COMMON          08658U101       149,028   2,048,500     SH

BP AMOCO              COMMON          055622104        16,276     307,100     SH

BUSH BOAKE ALLEN      COMMON          123162109        13,172     275,500     SH

CAREMARK RX, INC.     COMMON          141705103        71,134   6,323,000     SH

CATALYTICA            COMMON          148885106         1,238     100,000     SH

CIRCLE INT'L          COMMON          172574105         2,263      74,500     SH

CLEAR CHANNEL         COMMON          184502102           697      12,308     SH

CLEARNET COMMUN       COMMON          184902104        13,422     302,900     SH

CMGI, INC.            COMMON          125750109           732      26,200     SH


      COLUMN 1         COLUMN 6     COLUMN 7            COLUMN 8
  ---------------     ----------    --------  -------------------------
                      INVESTMENT      OTHER         VOTING AUTHORITY
   NAME OF ISSUER     DISCRETION    MANAGERS  SOLE     SHARED      NONE
   --------------     ----------    --------  ----     ------      ----
3 COM                  SOLE                    SOLE

ABBOTT LAB             SOLE                    SOLE

ALCATEL ASTHOM         SOLE                    SOLE

ALCOA INC.             SOLE                    SOLE

ALTEON WEBSYSTEMS      SOLE                    SOLE

APPLIED MATERIALS      SOLE                    SOLE

BESTFOODS              SOLE                    SOLE

BP AMOCO               SOLE                    SOLE

BUSH BOAKE ALLEN       SOLE                    SOLE

CAREMARK RX, INC.      SOLE                    SOLE

CATALYTICA             SOLE                    SOLE

CIRCLE INT'L           SOLE                    SOLE

CLEAR CHANNEL          SOLE                    SOLE

CLEARNET COMMUN        SOLE                    SOLE

CMGI, INC.             SOLE                    SOLE

                           FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2           COLUMN 3     COLUMN 4               COLUMN 5
  ---------------    --------------        --------     --------    --------------------------
                                                          VALUE     SHRS OR        SH/    PUT/
   NAME OF ISSUER    TITLE OF CLASS          CUSIP      (x$1000)     PRN AMT       PRN    CALL
   --------------    --------------          -----      --------     -------       ---    ----

COLUMBIA ENERGY         COMMON          197648108           37,247       524,600     SH

COMMERCE ONE            COMMON          200693109            6,010        76,200     SH

COMPUTER SCIENCES       COMMON          205363104            2,246        30,248     SH

CONAGRA                 COMMON          205887102              570        28,400     SH

CORNING GLASS           COMMON          219350105           17,803        59,994     SH

DEXTER CORP             COMMON          252165105           18,701       252,400     SH

DONALDSON LUFKIN        COMMON          257661108           72,534       811,000     SH

EASTERN ENTERPRISES     COMMON          27637F100            1,640        25,700     SH

EL PASO ENERGY          COMMON          283905107            3,032        49,200     SH

EXXON MOBIL CORP.       COMMON          30231G102            3,850        43,200     SH

FLEET FIN. WARRANTS     COMMON          338915119            2,406        68,992     SH

FLEXTRONICS INT'L       COMMON          Y2573F102            8,369       101,905     SH

GETTHERE INC.           COMMON          374266104            3,893       220,100     SH

GO2NET                  COMMON          383486107            3,527        65,000     SH

HAVAS                   COMMON          419313101           20,171     1,379,226     SH

HEALTHSOUTH             COMMON          421924101            1,420       174,800     SH

ILLINOIS TOOLWORKS      COMMON          452308109            2,221        39,758     SH


      COLUMN 1        COLUMN 6     COLUMN 7            COLUMN 8
  ---------------    ----------    --------  -------------------------
                     INVESTMENT      OTHER         VOTING AUTHORITY
   NAME OF ISSUER    DISCRETION    MANAGERS  SOLE     SHARED      NONE
   --------------    ----------    --------  ----     ------      ----

COLUMBIA ENERGY          SOLE                 SOLE

COMMERCE ONE             SOLE                 SOLE

COMPUTER SCIENCES        SOLE                 SOLE

CONAGRA                  SOLE                 SOLE

CORNING GLASS            SOLE                 SOLE

DEXTER CORP              SOLE                 SOLE

DONALDSON LUFKIN         SOLE                 SOLE

EASTERN ENTERPRISES      SOLE                 SOLE

EL PASO ENERGY           SOLE                 SOLE

EXXON MOBIL CORP.        SOLE                 SOLE

FLEET FIN. WARRANTS      SOLE                 SOLE

FLEXTRONICS INT'L        SOLE                 SOLE

GETTHERE INC.            SOLE                 SOLE

GO2NET                   SOLE                 SOLE

HAVAS                    SOLE                 SOLE

HEALTHSOUTH              SOLE                 SOLE

ILLINOIS TOOLWORKS       SOLE                 SOLE

                                            FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2           COLUMN 3     COLUMN 4               COLUMN 5
  ---------------    --------------        --------     --------    --------------------------
                                                          VALUE     SHRS OR        SH/    PUT/
   NAME OF ISSUER    TITLE OF CLASS          CUSIP      (x$1000)     PRN AMT       PRN    CALL
   --------------    --------------          -----      --------     -------       ---    ----

IMAX CORP               COMMON          45245E109           501        29,600     SH

J.C. PENNEY             COMMON          708160106         2,109       178,500     SH

JDS UNIPHASE            COMMON          46612J101        26,994       285,082     SH

LYCOS                   COMMON          550818108         5,508        80,100     SH

LYCOS                   COMMON          550818108         3,782        55,000     SH       CALL

MEDIMMUNE, INC.         COMMON          584699102         2,873        37,665     SH

MICROSOFT, INC.         COMMON          594918104        10,628       176,850     SH

MOTOROLA                COMMON          620076109         9,012       319,018     SH

MMC NETWORKS            COMMON          55308N102        55,521       438,900     SH

NEXTLINK COMMU.         COMMON          65333H707        14,920       424,000     SH

NISOURCE                COMMON          65473P105        11,617       476,600     SH

NOGATECH                COMMON          62952P102           186        21,900     SH

NORTHERN TELECOM        COMMON          656569100        23,449       393,688     SH


      COLUMN 1        COLUMN 6     COLUMN 7            COLUMN 8
  ---------------    ----------    --------  -------------------------
                     INVESTMENT      OTHER         VOTING AUTHORITY
   NAME OF ISSUER    DISCRETION    MANAGERS  SOLE     SHARED      NONE
   --------------    ----------    --------  ----     ------      ----

IMAX CORP                 SOLE                SOLE

J.C. PENNEY               SOLE                SOLE

JDS UNIPHASE              SOLE                SOLE

LYCOS                     SOLE                SOLE

LYCOS                     SOLE                                    NONE

MEDIMMUNE, INC.           SOLE                SOLE

MICROSOFT, INC.           SOLE                SOLE

MOTOROLA                  SOLE                SOLE

MMC NETWORKS              SOLE                SOLE

NEXTLINK COMMU.           SOLE                SOLE

NISOURCE                  SOLE                SOLE

NOGATECH                  SOLE                SOLE

NORTHERN TELECOM          SOLE                SOLE

                                            FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2           COLUMN 3     COLUMN 4               COLUMN 5
  ---------------    --------------        --------     --------    --------------------------
                                                          VALUE     SHRS OR        SH/    PUT/
   NAME OF ISSUER    TITLE OF CLASS          CUSIP      (x$1000)     PRN AMT       PRN    CALL
   --------------    --------------          -----      --------     -------       ---    ----

OPENTV CORP.            COMMON          G67543101         1,842        58,712     SH

PAINE WEBBER            COMMON          695629105        20,438       300,000     SH

PHARMACIA CORP.         COMMON          716941109        16,942       281,483     SH

PFIZER INC.             COMMON          717081103        22,708       505,325     SH

PSINET INC.             COMMON          74437C101           470        50,300     SH

RIO ALGOM LTD           COMMON          766889109         2,957       156,000     SH

SHIRE PHARMACEUTICALS   COMMON          82481R106         2,024        39,197     SH

SMITHKLINE BEECHAM      COMMON          832378301         6,176        90,000     SH

SOLECTRON CORP.         COMMON          834182107         2,274        49,306     SH

SPRINT                  COMMON          852061100         2,931       100,000     SH       CALL

TELEGLOBE, INC.         COMMON          87941V100        11,788       560,000     SH

TEXAS INSTRUMENTS       COMMON          882508104         8,489       179,890     SH

THERMADYNE HOLDINGS     COMMON          883435208           299        26,004     SH

URBAN SHOPPING CTR.     COMMON          917066105         1,425        30,000     SH

WEBMETHODS              COMMON          94768C108         7,386        63,898     SH

WESLEY JESSEN           COMMON          951018100         8,272       215,200     SH

YOUNG & RUBICAM         COMMON          987425105        40,244       813,000     SH


      COLUMN 1         COLUMN 6     COLUMN 7            COLUMN 8
  ---------------     ----------    --------  -------------------------
                      INVESTMENT      OTHER         VOTING AUTHORITY
   NAME OF ISSUER     DISCRETION    MANAGERS  SOLE     SHARED      NONE
   --------------     ----------    --------  ----     ------      ----

OPENTV CORP.               SOLE                SOLE

PAINE WEBBER               SOLE                SOLE

PHARMACIA CORP.            SOLE                SOLE

PFIZER INC.                SOLE                SOLE

PSINET INC.                SOLE                SOLE

RIO ALGOM LTD              SOLE                SOLE

SHIRE PHARMACEUTICA        SOLE                SOLE

SMITHKLINE BEECHAM         SOLE                SOLE

SOLECTRON CORP.            SOLE                SOLE

SPRINT                     SOLE                                    NONE

TELEGLOBE, INC.            SOLE                SOLE

TEXAS INSTRUMENTS          SOLE                SOLE

THERMADYNE HOLDINGS        SOLE                SOLE

URBAN SHOPPING CTR.        SOLE                SOLE

WEBMETHODS                 SOLE                SOLE

WESLEY JESSEN              SOLE                SOLE

YOUNG & RUBICAM            SOLE                SOLE